Retirement Plans and Postretirement Costs (Details 9) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 29, 2014	Jun. 30, 2013	Jul. 01, 2012
Defined Benefit Plan Disclosure [Line Items]
Employer contribution defined contribution plan	$ 1,605	$ 1,464	$ 1,370